Fair Value Measurements Fair Value Measurement - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014 Vendor	Mar. 02, 2013	Mar. 03, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of intangible assets	$ 2,748	$ 0	$ 0
Number Of Primary Vendors	2
Investments That Are Communicated To Third Party For Consideration Of Reasonableness Threshold Limit For Fair Value	0.50%
Assets classified as held for sale	209	354
Assets Held-for-sale, Fair Value Disclosure, Measured at Fair Value less Cost to Sell	194
LBIE trust assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Investments		$ 25